Other Payables to TV Stations (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Payables To TV Stations (Textual)
Payable to TV station	$ 1,382,194	$ 1,346,979
Kunming TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	77,175	77,175
YR TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	1,305,019	1,269,804
Expenses towards employee payroll expenses	16,214
Liability towards reimbursement of administrative expenses	$ 1,288,805